Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets and goodwill	€ 26,239	€ 28,347
Property, plant and equipment	201,314	236,782
Right-of-use assets	40,137	41,843
Other assets	1,538	1,702
Deferred tax assets	244	1,194
Total non-current assets	269,472	309,868
Current assets
Assets held for sale	1,644	2,419
Inventories	470	24,801
Trade receivables	5,764	14,326
Contract assets		2,758
Other financial assets	4,055	2,661
Prepaid expenses and other assets	15,860	23,763
Current tax assets	6,061	5,201
Cash and cash equivalents	550,862	402,452
Total current assets	584,715	478,381
Total assets	854,188	788,249
Equity
Issued capital	26,921	26,879
Capital reserve	2,068,832	2,056,110
Accumulated deficit	(1,371,035)	(1,565,981)
Other comprehensive income	(22)	(67)
Total equity	724,695	516,941
Non-current liabilities
Lease liabilities	34,897	36,819
Contract liabilities	243	48,100
Total non-current liabilities	35,140	84,919
Current liabilities
Lease liabilities	5,231	5,005
Trade and other payables	13,416	48,033
Provisions	13,254	37,400
Other liabilities	36,159	50,717
Income taxes payable	23,909	654
Contract liabilities	2,383	44,580
Total current liabilities	94,352	186,389
Total liabilities	129,492	271,308
Total equity and liabilities	€ 854,188	€ 788,249